Distribution Of Profit - Additional Information (Detail) ¥ in Thousands, $ in Thousands						12 Months Ended
	Dec. 25, 2020 CNY (¥)	Dec. 25, 2020 USD ($)	Dec. 09, 2020 CNY (¥) shares	Dec. 09, 2020 USD ($) shares	Nov. 11, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Dividends Payable [Line Items]
Dividends declared	¥ 157,663	$ 24,163				¥ 157,663
Dividends unpaid						¥ 10,434	¥ 52,734	¥ 52,734
Minimum required percent of annual after-tax profit, general reserve						10.00%
Required reserve, percent of respective registered capital						50.00%
General reserve						¥ 4,971	4,952
Foreign Financial Institutions Mandated Reserve Percent Of Annual After Tax Profit Minimum						25.00%
Education Development Reserve						¥ 36,620	¥ 24,149
Longwater Topco BV [Member]
Dividends Payable [Line Items]
Stock repurchased, shares | shares			718,239	718,239
Stock repurchased, value | $				$ 15,300
Payments for repurchase stock			¥ 89,083	$ 13,713
Dividend Declared [Member]
Dividends Payable [Line Items]
Dividends declared					¥ 80,614
Dividend Paid [Member]
Dividends Payable [Line Items]
Dividends paid					¥ 27,880	¥ 42,300